ACCRUED LIABILITIES AND OTHER PAYABLES (Details) - USD ($)	Apr. 30, 2023	Oct. 31, 2022
ACCRUED LIABILITIES AND OTHER PAYABLES
Accrued professional service fees	$ 311,417	$ 310,476
Other	71,478	74,417
Accrued liabilities and other payables	$ 382,895	$ 384,893